Commitments and Contingencies - Additional Information - Logitel (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Aug. 11, 2014 FloatingAccommodationUnits	Aug. 31, 2014 FloatingAccommodationUnits	Dec. 31, 2014 FloatingAccommodationUnits	Dec. 31, 2013
Loss Contingencies [Line Items]
Payments made towards commitments			30,211,000	$ 31,675,000
Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%
Number of floating accommodation units	3	3
Expected cost of newbuildings	588,000,000	558,000,000
Payments made towards commitments			26,800,000
Purchase obligation due in 2015			170,500,000
Purchase obligation due in 2016			348,400,000
Purchase obligation due in 2017			10,100,000
Purchase obligation due in 2018			1,900,000
Logitel Offshore Holding [Member] | Delivery in February 2015 [Member]
Loss Contingencies [Line Items]
Number of floating accommodation units			1
Logitel Offshore Holding [Member] | Delivery in 2016 [Member]
Loss Contingencies [Line Items]
Number of floating accommodation units			2